Deposits - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Deposits From Banking Clients [Line Items]
Time deposits with residual maturity of one year or less	₨ 4,570,771.1	$ 66,089.8	₨ 3,904,998.5
Time deposits	5,317,715.9	$ 76,890.1	4,455,680.6
Deposit in excess of Rs. 100000
Deposits From Banking Clients [Line Items]
Time deposits	₨ 5,145,912.9		₨ 4,282,026.0